UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tennenbaum Capital Partners, LLC
Address:   2951 28th Street, Suite 1000
           Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hugh Steven Wilson
Title:   Managing Partner
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

      /s/ Hugh Steven Wilson       Santa Monica, California     August 14, 2007
      --------------------------   --------------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 42
Form 13F Information Table Value Total: $1,623,187
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                               FORM 13F INFORMATION TABLE

                                                           VALUE     SHRS OR     SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER     TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT     PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED  NONE
           --------------     --------------   -----      --------   -------     ---  ----  ---------- --------  ----   ------  ----
ADVANCED MEDICAL OPTICS INC   NOTE 3.250% 8/0  00763MAK4    17,139   19,100,000  PR         SOLE              19,100,000
AQUANTIVE INC                 COM              03839G105    64,468    1,010,470  SH         SOLE               1,010,470
ARMOR HOLDINGS INC            COM              042260109    67,237      774,000  SH         SOLE                 774,000
AVNET INC                     DBCV 2.000% 3/1  053807AL7    26,627   21,000,000  PR         SOLE              21,000,000
BJ SVCS CO                    COM              055482103    15,642      550,000  SH   CALL  SOLE                 550,000
BOOKHAM INC                   COM              09856E105    10,276    4,566,950  SH         SOLE               4,566,950
CATALINA MARKETING CORP       COM              148867104    15,117      479,900  SH         SOLE                 479,900
CDW CORP                      COM              12512N105    33,563      395,000  SH         SOLE                 395,000
CIBER INC                     SDCV 2.875%12/1  17163BAB8    39,444   41,036,000  PR         SOLE              41,036,000
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0  207142AH3    36,686   42,300,000  PR         SOLE              42,300,000
CONSECO INC                   DBCV 3.500% 9/3  208464BH9    12,715   12,500,000  PR         SOLE              12,500,000
CREDENCE SYS CORP             NOTE 3.500% 5/1  225302AG3     5,042    5,400,000  PR         SOLE               5,400,000
DOLLAR GEN CORP               COM              256669102    85,282    3,890,600  SH         SOLE               3,890,600
EMPLOYERS HOLDINGS INC        COM              292218104    11,151      525,000  SH         SOLE                 525,000
FINISAR                       NOTE 5.250%10/1  31787AAC5    34,860   34,974,000  PR         SOLE              34,974,000
FIRST DATA CORP               COM              319963104    42,381    1,297,240  SH         SOLE               1,297,240
FLEETWOOD ENTERPRISES INC     COM              339099103    26,842    2,966,000  SH         SOLE               2,966,000
FLORIDA ROCK INDS INC         COM              341140101    27,601      408,900  SH         SOLE                 408,900
INCYTE CORP                   NOTE 3.500% 2/1  45337CAF9    28,959   32,450,000  PR         SOLE              32,450,000
IPSCO INC                     COM              462622101    82,935      522,000  SH         SOLE                 522,000
IVAX CORP                     4.500% - 5/1     465823AG7    15,500   15,328,000  PR         SOLE              15,328,000
MEDICIS PHARMACEUTICAL CORP   CL A NEW         584690309     7,214      236,200  SH   PUT   SOLE                 236,200
MGI PHARMA INC                NOTE 1.682% 3/0  552880AB2    13,972   20,000,000  PR         SOLE              20,000,000
MIDWAY GAMES INC              NOTE 6.000% 9/3  598148AB0    11,171   11,500,000  PR         SOLE              11,500,000
MIRANT CORP NEW               COM              60467R100    96,752    2,268,500  SH         SOLE               2,268,500
MIRANT CORP NEW               COM              60467R100    23,458      550,000  SH   CALL  SOLE                 550,000
NABORS INDS INC               NOTE 0.940% 5/1  629568AP1    73,215   75,000,000  PR         SOLE              75,000,000
ON SEMICONDUCTOR CORP         NOTE 4/1         682189AE5    44,720   37,000,000  PR         SOLE              37,000,000
OSI PHARMACEUTICALS INC       NOTE 3.250% 9/0  671040AD5    34,478   34,500,000  PR         SOLE              34,500,000
OWENS CORNING NEW             COM              690742101   164,911    4,903,690  SH         SOLE               4,903,690
PEMCO AVIATION INC            COM              706444106     6,697      675,750  SH         SOLE                 675,750
PRIDE INTL INC DEL            NOTE 3.250% 5/0  74153QAD4    69,404   46,500,000  PR         SOLE              46,500,000
QUANTUM CORP                  NOTE 4.375% 8/0  747906AE5    41,093   41,653,000  PR         SOLE              41,653,000
REALNETWORKS INC              NOTE 7/0         75605LAB0    25,131   24,235,000  PR         SOLE              24,235,000
SERVICEMASTER CO              COM              81760N109    41,600    2,690,842  SH         SOLE               2,690,842
SIERRA HEALTH SVCS INC        COM              826322109    10,257      246,686  SH         SOLE                 246,686
TANOX INC                     COM              87588Q109    44,722    2,304,083  SH         SOLE               2,304,083
TEVA PHARMACEUTICAL FIN CO B  NOTE 1.750% 2/0  88165FAA0    22,287   22,200,000  PR         SOLE              22,200,000
UTSTARCOM INC                 NOTE 0.875% 3/0  918076AB6    61,275   61,644,000  PR         SOLE              61,644,000
VALEANT PHARMACEUTICALS INTL  NOTE 3.000% 8/1  91911XAB0    29,456   31,100,000  PR         SOLE              31,100,000
VISHAY INTERTECHNOLOGY INC    NOTE 3.625% 8/0  928298AF5    24,236   23,800,000  PR         SOLE              23,800,000
YAHOO INC                     FRNT 4/0         984332AB2    77,671   57,500,000  PR         SOLE              57,500,000
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